TRADE AND OTHER RECEIVABLES, NET - Allowance (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Balance, beginning of period			$ 23,363	$ 45,832	$ 45,832
Provision for doubtful accounts	$ 8,866	$ 3,358	19,976	$ 26,960	34,260
Bad debts written off			(28,697)		(62,529)
Foreign exchange			5,972		5,800
Balance, end of period	$ 20,614		$ 20,614		$ 23,363